Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000237872 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	24.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	24.00%
Percent of Net Long Exposure	(24.00%)
C000237872 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	69.10%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	27.60%
Percent of Net Long Exposure	13.80%
C000237872 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	99.00%
Percent of Total Long Exposure	99.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	99.00%
C000237872 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	89.10%
Percent of Total Long Exposure	71.60%
Percent of Total Short Exposure	17.40%
Percent of Net Long Exposure	54.20%
C000237871 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	24.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	24.00%
Percent of Net Long Exposure	(24.00%)
C000237871 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	69.10%
Percent of Total Long Exposure	41.50%
Percent of Total Short Exposure	27.60%
Percent of Net Long Exposure	13.80%
C000237871 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	99.00%
Percent of Total Long Exposure	99.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	99.00%
C000237871 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	89.10%
Percent of Total Long Exposure	71.60%
Percent of Total Short Exposure	17.40%
Percent of Net Long Exposure	54.20%
C000237874 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	35.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	35.00%
Percent of Net Long Exposure	(35.00%)
C000237874 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	24.70%
Percent of Total Long Exposure	16.70%
Percent of Total Short Exposure	7.90%
Percent of Net Long Exposure	8.80%
C000237874 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	98.90%
Percent of Total Long Exposure	98.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	98.90%
C000237874 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	89.00%
Percent of Total Long Exposure	73.00%
Percent of Total Short Exposure	16.10%
Percent of Net Long Exposure	56.90%
C000237873 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	35.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	35.00%
Percent of Net Long Exposure	(35.00%)
C000237873 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	24.70%
Percent of Total Long Exposure	16.70%
Percent of Total Short Exposure	7.90%
Percent of Net Long Exposure	8.80%
C000237873 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	98.90%
Percent of Total Long Exposure	98.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	98.90%
C000237873 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	89.00%
Percent of Total Long Exposure	73.00%
Percent of Total Short Exposure	16.10%
Percent of Net Long Exposure	56.90%
C000237876 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	11.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.60%
Percent of Net Long Exposure	(11.60%)
C000237876 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	67.60%
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	25.20%
Percent of Net Long Exposure	17.20%
C000237876 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	101.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	101.50%
C000237876 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	76.10%
Percent of Total Short Exposure	24.60%
Percent of Net Long Exposure	51.50%
C000237875 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	11.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	11.60%
Percent of Net Long Exposure	(11.60%)
C000237875 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	67.60%
Percent of Total Long Exposure	42.40%
Percent of Total Short Exposure	25.20%
Percent of Net Long Exposure	17.20%
C000237875 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	101.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	101.50%
C000237875 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	76.10%
Percent of Total Short Exposure	24.60%
Percent of Net Long Exposure	51.50%